Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	2 Months Ended	3 Months Ended	5 Months Ended	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Class A
Numerator:
Allocation of net income (loss), as adjusted		$ 3,458,976		$ (5,008,858)
Denominator:
Basic and diluted weighted average shares outstanding		25,300,000		25,300,000
Basic and diluted net income (loss) per common stock		$ 0.14		$ (0.20)
Class B
Numerator:
Allocation of net income (loss), as adjusted	$ (1,045)	$ 864,744		$ (1,252,214)
Denominator:
Basic and diluted weighted average shares outstanding	5,500,000	6,325,000		6,325,000
Basic and diluted net income (loss) per common stock		$ 0.14		$ (0.20)
LIVE OAK ACQUISITION CORP. I I [Member] | Class A
Numerator:
Allocation of net income (loss), as adjusted			$ (1,603,007)
Denominator:
Basic and diluted weighted average shares outstanding			4,276,056
Basic and diluted net income (loss) per common stock			$ (0.37)
LIVE OAK ACQUISITION CORP. I I [Member] | Class B
Numerator:
Allocation of net income (loss), as adjusted			$ (2,116,289)
Denominator:
Basic and diluted weighted average shares outstanding			5,645,246
Basic and diluted net income (loss) per common stock			$ (0.37)